Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule Of Income Before Income Tax Domestic And Foreign [Table Text Block]
	Year Ended December 31,
	2010	2011	2012
Domestic income/(loss) (Marshall Islands)	$174,794	$190,940	$(67,582)
Foreign income/ (Loss)	(19,597)	(68,214)	(20,797)

Total income/ (loss) before taxes	$155,197	$122,726	$(88,379)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2010	2011	2012

Current Tax expense	$20,227	$27,637	$43,957
Deferred Tax expense / (benefit)	209	(209)	0
Income taxes	20,436	$27,428	$43,957

Effective tax rate	13%	22%	-50%

Schedule Reconciliation Total Tax Expense [Table Text Block]
	Year Ended December 31,
Reconciliation of total tax expense:	2010	2011	2012
Change in valuation allowance	$(14,922)	$(41,870)	$6,311
Differences in tax rates	14,177	(3,288)	(3,896)
Effect of permanent differences	40	2	120
Adjustments in respect to current income tax of previous years	281	(766)	184
Effect of exchange rate differences	1,465	(3,318)	(1,599)
Withholding tax	19,395	26,132	42,837
Loss of tax loss carry forward because of liquidation	0	50,536	0
Total	$20,436	$27,428	$43,957

Schedule Of Deferred Tax Assets And Liabilities [Table Text Block]

	Year Ended December 31,
	2011	2012
Deferred tax assets
Net operations loss carry forward	$8,015	$8,707
Accelerated depreciation of assets	31	107
Pension	713	1,136
Total deferred tax assets	$8,759	$9,950
Less: valuation allowance	(8,759)	(9,950)
Total deferred tax assets, net